STATEMENT OF CASH FLOWS (AS RESTATED)	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (4,244,366)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	3,580,000
Transaction costs allocable to warrants	506,782
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000
Interest earned on investments held in Trust Account	(11,579)
Changes in operating assets and liabilities:
Prepaid expenses	(998,675)
Accrued expenses	120,564
Net cash used in operating activities	(1,042,274)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(300,000,000)
Net cash used in investing activities	(300,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	294,000,000
Proceeds from sale of Private Placement Warrants	8,000,000
Proceeds from promissory note - related party	(81,002)
Payments of offering costs	(416,975)
Net cash provided by financing activities	301,502,023
Net Change in Cash	459,749
Cash - End of period	459,749
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	272,455,350
Change in value of Class A ordinary shares subject to possible redemption	(3,372,580)
Deferred underwriting fee payable	10,500,000
Payment of offering costs through promissory note	81,002
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 20,000